Financial Assets Measured At Fair Value Through Profit And Loss - Additional Information (Detail)	Sep. 15, 2022 MYR (RM)	Sep. 15, 2022 JPY (¥)	Dec. 31, 2022	Dec. 31, 2021
DFA Robotic Co Ltd [Member]
Disclosure Of Detailed Information About Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on disposals of investments	RM 2,789,250	¥ 106,294,838
Other Unquoted Shares [Member] | JAPAN | DFA Robotic Co Ltd [Member]
Disclosure Of Detailed Information About Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Percentage of voting equity interests acquired			0.00%	3.00%
Other Unquoted Shares [Member] | UNITED KINGDOM | Zero Carbon Farms Ltd [Member]
Disclosure Of Detailed Information About Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Percentage of voting equity interests acquired			5.00%	5.00%
Other Unquoted Shares [Member] | MALAYSIA | Unique Fire Holdings Berhad [Member]
Disclosure Of Detailed Information About Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Percentage of voting equity interests acquired			0.10%	0.00%